FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2021
Aldel Financial Inc.
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities.

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The fair value of Public Warrants is determined using the level 1 input. The estimated fair value of the Private Unit Warrants, OTM Warrants and Underwriter Warrants are determined using level 3 inputs in a Monte-Carlo simulation model. Inherent in a Monte-Carlo simulation model are assumptions related to expected stock-price volatility (pre-merger and post-merger), expected term, dividend yield and risk-free interest rate. The Company estimates the volatility of its common stock based on factors including but not limited to the historical performance of the Russell 2000 and managements understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	Fair Value
Liabilities:
Public Warrants	1	$11,615,000
Private Unit Warrants	3	$460,221
OTM Warrants	3	$2,898,999
Underwriter Warrants	3	$51,384
Total warrant liabilities		$15,025,604

Following are the significant inputs in the valuation model as of September 30, 2021:

	Private Unit		Underwriter
Inputs	Warrant	OTM Warrant	Warrant
Exercise price	$11.50	$15.00	$11.50
Common stock price	$10.09	$10.09	$10.09
Volatility	5% pre-merger / 30% post-merger	5% pre-merger / 30% post-merger	5% pre-merger / 30% post-merger
Probability of completing a Business Combination	90%	90%	90%
Expected term of the warrants	5.53	10.54	5.53
Risk-free rate	0.05% pre-merger / 0.98% post-merger	0.05% pre-merger / 1.52% post-merger	0.05% pre-merger / 0.98% post-merger
Dividend yield	0	0	0
Discount for lack of marketability	15%	15%	15%

The change in fair value of the warrant liabilities is summarized as follows:

Warrant liabilities as of December 31, 2020	$—
Warrant liability recorded at fair value at issuance of warrants at close of IPO, private placement, and Underwriters’ over-allotment option as of April 12, 2021	5,917,625
Change in fair value of warrant liabilities	9,107,979
Total warrant liabilities as of September 30,2021(1)	$15,025,604

(1)Due to the use of quoted prices in an active market for Public Warrants as of June 30, 2021, the Company had transfers out of Level 3 to Level 1 amounting to $5,616,025 as of June 30, 2021. The Company deems the transfer between levels to have occurred at the end of the period.